FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	$ 111,196	$ 676,605
Total, Carrying amount
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	111,196
Total, contractual cash flows	111,196
Liquidity Risk
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	111,196
Total, contractual cash flows	111,196
Liquidity Risk | Due within 1 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	111,196
Total, contractual cash flows	111,196
Liquidity Risk | Due within 2 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	0
Liquidity Risk | Due within 3 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	$ 0